Shareholder Fees {- FundsManager 60% Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP FundsManager 60% Portfolio Investor Solo PRO-11 | FundsManager 60% Portfolio
Shareholder Fees:
(fees paid directly from your investment)